18. Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, Plant and Equipment

The Company and its subsidiaries record assets used in administrative and commercial facilities for generation of electric power and telecommunication services in property, plant and equipment account. Investments in electric power transmission and distribution and in piped gas distribution are recorded in financial assets and/or intangible assets accounts as per IAS 38, IFRS 15 and IFRIC 12. (Notes 4.4, 4.5 and 4.9).

Upon initial adoption of IFRS, property, plant and equipment were measured at fair value with recognition of their deemed cost.

Under the regulation relating to the concession of public electric energy services, the assets and facilities used mostly in the generation of power are attached to these services and cannot be withdrawn, sold, assigned, or mortgaged without the prior written consent of the regulatory agency. ANEEL Resolution No. 691/2015, however, regulates the release of assets from the concessions of the Public Electric Power Service, granting prior authorization to release the property and other fixed assets not usable by the concession when they are destined for sale, and also determining that the sales proceeds less respective charges be deposited in a restricted bank account to be invested in the concession.

18.1   Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2018	Cost	depreciation	12.31.2017
In service
Reservoirs, dams and aqueducts	6,643,087	(4,216,613)	2,426,474	6,638,348	(4,071,621)	2,566,727
Machinery and equipment	5,648,292	(2,674,150)	2,974,142	5,320,736	(2,654,801)	2,665,935
Buildings	1,500,990	(1,021,783)	479,207	1,500,144	(989,221)	510,923
Land	375,286	(18,184)	357,102	277,665	(15,287)	262,378
Vehicles and aircraft	47,744	(41,978)	5,766	59,101	(48,759)	10,342
Furniture and tools	22,057	(12,642)	9,415	16,990	(11,476)	5,514
(-) Provision for impairment (18.7)	(3,489)	-	(3,489)	(4,986)	-	(4,986)
(-) Special Obligations	(68)	27	(41)	(56)	18	(38)
	14,233,899	(7,985,323)	6,248,576	13,807,942	(7,791,147)	6,016,795

In progress
Cost	5,789,780	-	5,789,780	5,023,013	-	5,023,013
(-) Provision for impairment (18.7)	(1,197,693)	-	(1,197,693)	(1,210,358)	-	(1,210,358)
	4,592,087	-	4,592,087	3,812,655	-	3,812,655
	18,825,986	(7,985,323)	10,840,663	17,620,597	(7,791,147)	9,829,450

18.2   Changes in property, plant and equipment

	Balance as of	Additions/Reversal of impairment		Loss on		Transfers/	Balance as of
	January 1, 2018		Depreciation	disposal	Capitalizations	Reclassifications	December 31, 2018
In service
Reservoirs, dams and aqueducts	2,566,727	-	(144,991)	(1)	4,739	-	2,426,474
Machinery and equipment	2,665,935	-	(199,846)	(61,959)	760,887	(190,875)	2,974,142
Buildings	510,923	-	(35,932)	(500)	4,716	-	479,207
Land	262,378	-	(2,897)	(83)	97,704	-	357,102
Vehicles and aircraft	10,342	-	(4,484)	(392)	300	-	5,766
Furniture and tools	5,514	-	(1,171)	(24)	5,047	49	9,415
(-) Provision for impairment (18.7)	(4,986)	1,497	-	-	-	-	(3,489)
(-) Special Obligations	(38)	-	9	-	(12)	-	(41)
	6,016,795	1,497	(389,312)	(62,959)	873,381	(190,826)	6,248,576
In progress
Cost	5,023,013	1,455,318	-	(5,491)	(873,381)	190,321	5,789,780
(-) Provision for impairment (18.7)	(1,210,358)	12,665	-	-	-	-	(1,197,693)
	3,812,655	1,467,983	-	(5,491)	(873,381)	190,321	4,592,087
	9,829,450	1,469,480	(389,312)	(68,450)	-	(505)	10,840,663

	Balance as of	Additions/Reversal of impairment		Loss on	Transfers/	Balance as of
	January 1, 2017		Depreciation	disposal	Reclassifications	December 31, 2017
In service
Reservoirs, dams and aqueducts	2,683,512	-	(144,484)	(2,160)	29,859	2,566,727
Machinery and equipment	2,663,971	-	(188,988)	(37,685)	228,637	2,665,935
Buildings	544,372	-	(36,347)	(773)	3,671	510,923
Land	264,761	-	(2,935)	(3)	555	262,378
Vehicles and aircraft	15,671	-	(5,492)	(6)	169	10,342
Furniture and tools	5,782	-	(803)	(12)	547	5,514
(-) Provision for impairment (18.7)	(77,318)	72,332	-	-	-	(4,986)
(-) Special Obligations	(46)	-	8	-	-	(38)
	6,100,705	72,332	(379,041)	(40,639)	263,438	6,016,795
In progress
Cost	3,969,703	1,318,336	-	(23,869)	(241,157)	5,023,013
(-) Provision for impairment (18.7)	(1,136,105)	(74,253)	-	-	-	(1,210,358)
	2,833,598	1,244,083	-	(23,869)	(241,157)	3,812,655
	8,934,303	1,316,415	(379,041)	(64,508)	22,281	9,829,450

 18.3   Costs of borrowings and debentures capitalized

The costs of borrowings and debentures capitalized during 2018 amounted to R$ 4,229, at an average rate of 0.11% p.a. (R$ 2,297, at an average rate of 0.09% p.a. during 2017)

18.4   HPP Colíder

On July 30, 2010, on the ANEEL Auction of Power from New Projects 003/10, Copel GeT won the rights to the concession of the Colíder Hydroelectric Power Plant, valid for 35 years from the date of signature of Concession Agreement No. 001/11-MME-HPP Colíder, which took place on January 17, 2011.

This project will comprise a main powerhouse of 300 MW, which is enough to supply approximately one million people. The facility will take advantage of the hydroelectric potential discovered on the Teles Pires River, between the towns of Nova Canaã do Norte and Itaúba, in the northern region of the State of Mato Grosso.

The National Bank for Economic and Social Development (BNDES) approved the classification of the HPP Colíder project for financial support in the total amount of R$ 1,041,155 (Note 22). The amounts released until December 31, 2018 totaled R$ 1,005,108.

Due to acts of God and force majeure, such as fire at the construction site, public power acts, delays involving environmental licenses, among other setbacks, such as delays in delivery of equipment, in electromechanical assembly services and in the construction of the transmission line of the power plant, the project timeframe was adversely affected, leading to postponement of the commercial generation of the power plant. The first generating unit started operation in March 2019, while the third and last one is expected to July 2019. As a result of these events, the assets were reduced for impairment as shown in Note 18.7.

The Colíder Hydroelectric Power Plant’s power output was sold on an ANEEL auction at a final price of R$ 103.40/MWh, as of July 1, 2010, restated according to the variation of IPCA inflation index to R$ 169.52 as of December 31, 2018. 125 MW – mean were sold for supply starting on January 2015, for 30 years. Copel GeT submitted an application to ANEEL to exclude its responsibility, so that the obligation to supply energy could be postponed. In a first judgment, the request was not accepted. Copel GeT filed an application for reconsideration of the decision, which was also denied on March 14, 2017. Not agreeing with the decision, Copel GeT filed another application for reconsideration, which was definitely denied on July 4, 2017. Copel GeT filed a common lawsuit with the Court on December 18, 2017 applying for a preliminary injunction and requesting the reversal of the decision of the Agency. On April 6, 2018, the Federal Court of the 1st Region fully granted the preliminary injunction required by Copel Get in the Interlocutory Appeal to exempt it from any burden, charges or restrictions to the right arising from the delay in the implementation schedule of the Colíder HPP.

Copel GeT has complied with its commitments of energy supply as follows:

·	From January 2015 to June 2016 - with energy surpluses not contracted in its other plants;
·	In June 2016 - with partial reduction through a bilateral agreement; and
·	From July 2016 to December 2018, with reduction of all supply contracts of the CCEARs - Energy Trading Agreement in the Regulated Environment, through a bilateral agreement and participation in the New Energy and Decrease Clearing Facility (“Mecanismo de Compensação de Sobras e Déficits de Energia Nova - MCSD-EN”).

On July 14, 2017, the assured power of the project was revised by MME Ordinance No. 213/SPE, going to 178.1 MW mean, after full set-up.

18.5   Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2018	12.31.2017
In service
HPP Mauá (Consórcio Energético Cruzeiro do Sul)	51.00		859,917	859,917
(-) Accumulated depreciation		3.43	(176,546)	(147,086)
			683,371	712,831
In progress
HPP Baixo Iguaçu (18.5.1)	30.00		717,599	640,178
			717,599	640,178
			1,400,970	1,353,009

18.5.1     Consórcio Empreendedor Baixo Iguaçu - Cebi

Copel holds a 30% interest in Consórcio Empreendedor Baixo Iguaçu – Cebi. The purpose of the consortium is to build and operate the project known as Baixo Iguaçu Hydroelectric Plant, with installed capacity of 350.2 MW and physical guarantee of 171.3 MW mean located on the Iguaçu River between the municipalities of Capanema and Capitão Leônidas Marques, and between the Governador José Richa Hydroelectric Plant and the Iguaçu National Park, in the State of Paraná. With total estimated investment of R$ 2,477,000, the start of commercial operation of unit 1 and 2 occurred in February 2019, and unit 3 occured in April 2019.

The construction works started in July 2013, and the previous schedule has been changed due to the suspension of the Installation License, as per the decision of the Federal Court of the 4th Region (TRF-RS), rendered on June 16, 2014, that stopped the construction work as from July of that year. The work was resumed on February 1, 2016.

In August 2016, ANEEL published the 2nd Amendment to the Concession Agreement with the purpose of formalizing the redefinition of the schedule of HPP Baixo Iguaçu as well as the final date of termination. ANEEL also acknowledged in favor of Cebi the exclusion of responsibility for the delay in implementing the project for a period of 756 days. ANEEL recommended  to the MME the extension of the grant period and determined CCEE to postpone the start of the supply period for the CCEARs for the period of exclusion of responsibility acknowledged.

On November 7, 2017, ANEEL acknowledged additional 46 days of exclusion of responsibility for the delay in implementing HPP Baixo Iguaçu, dismissing the application of any penalties and contractual, commercial or regulatory obligations derived from the delay. Accordingly, the project, which already counted with exclusion of responsibility for 756 days, now has a termination date for its concession on October 30, 2049, and the start of supply of Energy Sale Agreements on November 12, 2018.

On December 18, 2018 the filling of the reservoir was finalized, which made it possible to start the commercial operation of the first two generating units in February 2019.

18.6   Cutia wind farm project

The largest Copel wind farm called Cutia is under construction. Cutia wind farm project is divided into two large complexes:

-	Cutia Complex: composed of seven wind farms (Guajiru, Jangada, Potiguar, Cutia, Maria Helena, Esperança do Nordeste and Paraíso do Ventos do Nordeste), with 180.6 MW of total installed capacity, 71.4 MW-mean of assured power, all located in the State of Rio Grande do Norte. The power that will be generated by the farms was sold on the 6th Reserve Auction that was held on October 31, 2014, at an average historical price of R$ 144.00/MWh, inflation adjusted according to the variation of the IPCA to R$ 183.26 as of December 31, 2018. Starting in the last fortnight of December 2018, wind farms began to operate commercially on a phased basis by each wind turbine; and
-	Bento Miguel Complex: composed of six wind farms (São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and São Miguel III) with a total installed capacity of 132.3 MW, 58.7 MW-mean of assured power, all also located in the State of Rio Grande do Norte. The power that will be generated by the wind farms was sold on the 20th Reserve Auction that was held on November 28, 2014, at an average historical price of R$ 142.03/MWh, inflation adjusted according to the variation of the IPCA to R$ 179.84 as of December 31, 2018. Starting on January 29, 2019, wind farms began to operate commercially on a phased basis by each wind turbine.

As a result of the review of the recoverable amount of these projects, a balance of estimated losses on impairment of assets is recorded as described in Note 18.7.

18.7   Estimated losses on impairment of generation segment assets

During the year, the Company reviewed the recoverable amount of the generation assets as a result of the changes in the implementation schedules of the projects, budgets, estimates of future energy sales prices and discount rates. From these previous indicators, a number of power plants or cash generating units of the generation segment were tested.

The calculation of the value in use was based on discounted operating cash flows over the time of concessions, maintaining the Company’s current commercial conditions. The rate used to discount the cash flows was set in light of the WACC (Weighted Average Cost of Capital) methodology and CAPM (Capital Asset Pricing Model) methodology for the generation business, considering usual market parameters.

Internal references such as the budget approved by the Company, historical or past data, updating of the timeframe of work and amount of investments for projects in course support the design of key assumptions by Company Management. In the same framework, external references such as level of consumption of electric power, expansion of the economic activity in Brazil and the availability of water resources support the key information about estimated cash flows.

A number of assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.

The tests considered the following key assumptions:

·         Growth compatible with historical data and perspective for the Brazilian economy growth;

·         Specific after-tax discount rates for the segments tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;

·         Projected revenue in accordance with the agreements in force, without any expectation for renewal of concession/authorization; and

·         Expenses broken into cash generating units, projected in view of the budget approved by the Company.

The Company considered all its generation projects as independent cash generating units.

The projects with impairment balances recorded at December 31, 2018 are the following:

		Property, Plant and Equipment		Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,334,223	(2,497)	(731,265)	1,600,461
Wind power complex Cutia	1,217,079	-	(167,875)	1,049,204
Wind power complex Bento Miguel	823,045	-	(84,621)	738,424
Consórcio Tapajós (a)	14,464	-	(14,464)	-
Power plants in Paraná	961,887	(46,607)	(202,957)	712,323
	5,350,698	(49,104)	(1,201,182)	4,100,412
(a) Project under development

The Company reviewed the recoverable amount of property, plant and equipment and, as a result of these analyses, the impairment changed as follows:

	Balance as of	Impairment at the year	Balance as of	Impairment at the year	Balance as of
	January 1, 2017		December 31, 2017		December 31, 2018
In service
UEG Araucária	(69,073)	69,073	-	-	-
Power plants in Paraná	(8,245)	3,259	(4,986)	1,497	(3,489)
	(77,318)	72,332	(4,986)	1,497	(3,489)
In progress
HPP Colíder (18.7.1)	(595,489)	(87,532)	(683,021)	(48,244)	(731,265)
Wind power complex Cutia (18.7.2)	(232,827)	8,317	(224,510)	56,635	(167,875)
Wind power complex Bento Miguel (18.7.2)	(81,637)	(16,594)	(98,231)	13,610	(84,621)
Consórcio Tapajós	(14,464)	-	(14,464)	-	(14,464)
Power plants in Paraná (18.7.3)	(211,688)	21,556	(190,132)	(9,336)	(199,468)
	(1,136,105)	(74,253)	(1,210,358)	12,665	(1,197,693)
	(1,213,423)	(1,921)	(1,215,344)	14,162	(1,201,182)

18.7.1     HPP Colíder

In December 2018, the calculation of the value in use considered the Company’s assumptions and budgets and pre-tax discount rate in constant currency of 5.36% p.a. (5.35% p.a. in 2017), which derives from the WACC methodology for the electricity generation segment. Although the current estimate for start-up of the first turbine has been postponed to March 2019 (in 2018 the tentative date was May 2018), and the construction’s budget changes, an additional impairment was recognized.

18.7.2     Cutia and Bento Miguel Wind Farms

In December 2018, the calculation of the value in use considered the Company’s assumptions and budgets and pretax discount rate in constant currency of 7.13%, which derives from the WACC methodology for the electric power generation segment, adjusted for the specific condition of taxation of those projects.

The reversal observed in both complexes is justified by the increase in generation expectancy changed to 100% of the physical guarantee of the P-50 (in 2017, 95% of the P-50) and by the variations in the long-term projection of the PLD and the selling price in the ACL.

18.7.3     Power plants of Paraná

In December 2018, for the power plants of Paraná with indicators of impairment, the calculation of value in use of generation assets in the State of Paraná considered: (i) the Company’s assumptions and budgets; and (ii) after-tax discount rate in constant currency of 5.36% p.a. (5.35% p.a. in 2017), which derives from the WACC methodology for the electricity generation segment. Additional impairment was recorded based on: (i) postponement of the start-up of the hydroelectric plant to March 2019, and the thermal plant to March 2019 (in 2017 both were for October 2018); and (ii) changes in the construction budget of the HPPs.

18.7.4     Cash generating units with no provision for impairment

The table below presents the cash-generating units that did not present impairment as of December 31, 2018. Also, the Company performed a sensitivity analysis, increasing the discount rate by 5% and by 10% for impairment risk, and it was verified that none of the power plants presented a risk of impairment since the recoverable amount (“VR”) exceeds carrying amount (“VC”) of PP&E, as shown below:

Cash generating unit			VR/VC-1	VR/VC-1	Impairment Risk
	Discount rate	VR/VC-1	(5% Variation)	(10% Variation)
Wind power Assets
Complex EOL São Bento (a)	7.13%	60.49%	55.82%	51.36%	-
Complex EOL Brisa I (b)	7.13%	22.47%	18.97%	15.64%	-
Complex EOL Brisa II (c)	7.13%	18.77%	14.74%	10.93%	-
Thermal Assets
UEG Araucária	7.67%	70.74%	67.36%	64.08%	-
Hydric Assets
Foz do Areia	5.36%	232.59%	230.48%	228.39%	-
Segredo	5.36%	168.12%	164.07%	160.11%	-
Caxias	5.36%	131.38%	127.72%	124.14%	-
Guaricana	5.36%	22.57%	21.25%	19.96%	-
Chaminé	5.36%	59.22%	57.54%	55.89%	-
Apucaraninha	5.36%	15.44%	14.07%	12.72%	-
Chopim I	5.36%	99.24%	95.35%	91.58%	-
São Jorge	5.36%	3.22%	2.24%	1.27%	-
Melissa	5.36%	23.18%	21.15%	19.20%	-
Mauá	5.36%	56.90%	53.26%	49.75%	-
Cavernoso II	5.36%	7.60%	4.92%	2.35%	-
Elejor	7.00%	66.64%	62.63%	58.78%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água and GE São Bento do Norte wind farms.
(b) Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III and Nova Eurus IV wind farms.
(c) Contemplates the Santa Maria, Santa Helena and Ventos de Santo Uriel wind farms.

18.8   Average depreciation rates

Average rate of depreciation (%)	12.31.2018	12.31.2017
Generation
General equipment	6.25	6.33
Machinery and equipment	3.56	3.59
Generators	3.34	3.21
Reservoirs, dams and ducts	2.21	2.11
Hydraulic turbines	2.60	2.61
Gas and steam turbines	2.00	2.30
Water cooling and treatment	4.00	4.00
Gas conditioner	4.00	4.00
Wind power plant unit	3.71	3.85
Central management
Buildings	3.35	3.33
Machinery and office equipment	6.25	6.25
Furniture and fixtures	6.25	6.25
Vehicles	14.29	14.29
Telecommunications
Transmission equipment	4.77	6.36
Terminal equipment	9.96	12.09
Infrastructure	10.37	7.45

 In 2018, the Company's Management deemed it necessary to reassess the estimated useful lives of assets related to the telecommunications business. As a result, some depreciation rates were changed, which were applied in 2018 and prospectively, without significant impact on the result.

Depreciation of assets which are part of the original project of Mauá, Colíder, Cavernoso II, Santa Clara and Fundão HPPs

The assets of the original project of the Mauá, Colíder and Cavernoso II Hydroelectric Power Plants of Copel Get, and the Santa Clara and Fundão Hydroelectric Power Plants of Elejor are considered by the Concession Grantor, without full guarantee of indemnification of the residual value at the end of the concession term. This interpretation is based on Law 8,987/95 and Decree 2,003/96, which regulate the production of electricity by independent producers.

Accordingly, from the date these assets start operations they are depreciated at the rates set by ANEEL, limited to the concession term.

As established in concession agreements, subsequent investments not forecast in the original project, provided that they are approved by the Concession Grantor and have not yet been amortized, will be indemnified at the end of the concessions and these assets will be depreciated at the rates set by ANEEL, from the date they start operations.